Transactions with related parties (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Transactions with related parties
Borrowings	kr 287,462	kr 273,017
Swedish government
Transactions with related parties
Ownership interest in reporting company	100.00%
Companies and organizations that are controlled through a common owner
Transactions with related parties
Percentage of company's outstanding loan guaranteed	39.00%	38.00%
EKN
Transactions with related parties
Remuneration to EKN for the guarantees paid	kr 26	kr 0
Credit facility with the Swedish National Debt Office | Swedish National Debt Office
Transactions with related parties
Credit facility, granted by the government	200,000
Commercial export credits limit for credit facility	15,000
Borrowings	kr 10,000